Subsequent Events - Schedule of the Consideration Transferred to Acquired Mediaplus Venture at the Date of Acquisition (Details)	Dec. 31, 2024 USD ($)
Mediaplus Venture Group Pte. Ltd. [Member] | Business Combination [Member]
Subsequent Events - Schedule of the Consideration Transferred to Acquired Mediaplus Venture at the Date of Acquisition (Details) [Line Items]
Cash	$ 974,050
Consideration Shares	16,205
Total consideration at fair value	990,255
Property Facility Services Pte. Ltd. [Member]
Subsequent Events - Schedule of the Consideration Transferred to Acquired Mediaplus Venture at the Date of Acquisition (Details) [Line Items]
Cash	1,176,211
Consideration Shares	258,329
Total consideration at fair value	$ 1,434,540